Revenue (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Analysis of revenue by category

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of revenue by category
Licensing agreements	$170	$156	$494	$647
	$170	$156	$494	$647

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of revenue by category:
Licensing agreements	$743	$56,761	$15,678
Research collaboration agreement	—	327	426
	$743	$57,088	$16,104

Analysis of revenue by geography

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of revenue by geography:
United States	$—	$—	$—	$324
Latin America	170	156	494	323
Europe	—	—	—
	$170	$156	$494	$647

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of revenue by geography:
United States	$160	$56,099	$15,624
Latin America	583	662	54
Europe	—	327	426
	$743	$57,088	$16,104